SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenues, net	$ 4,023,993	$ 3,526,757
Related Party [Member]
Related Party Transaction [Line Items]
Revenues, net		17,652
Rental expenses paid to related parties	43,742	43,650
Loan interest expenses paid to related parties	$ 35,675	$ 35,223